Pension Health Care And Postretirement Benefits Other Than Pensions (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Significant effect on amounts reported for service and interest rate component and postretirement health care benefit obligation
Effect on total of service and interest cost components, One-Percentage-Point, Increase	$ 165
Effect on total of service and interest cost components, One-Percentage-Point, Decrease	(175)
Effect on the postretirement benefit obligation One-Percentage-Point, Increase	2,892
Effect on the postretirement benefit obligation One-Percentage-Point, Decrease	(2,912)
Retiree health care benefit cash payments
Retiree Health Care Benefits, 2012	21,424
Medicare Prescription Reimbursement, 2012	(2,157)
Expected Cash Payments - Net 2012	19,267
Retiree Health Care Benefits, 2013	22,126
Medicare Prescription Reimbursement, 2013	(2,324)
Expected Cash Payments - Net 2013	19,802
Retiree Health Care Benefits, 2014	22,426
Medicare Prescription Reimbursement, 2014	(2,511)
Expected Cash Payments - Net 2014	19,915
Retiree Health Care Benefits, 2015	22,424
Medicare Prescription Reimbursement, 2015	(2,686)
Expected Cash Payments - Net 2015	19,738
Retiree Health Care Benefits, 2016	22,173
Medicare Prescription Reimbursement, 2016	(2,847)
Expected Cash Payments - Net 2016	19,326
Retiree Health Care Benefits, 2017 through 2021	124,887
Medicare Prescription Reimbursement, 2017 through 2021	(2,813)
Expected Cash Payments - Net 2017 through 2021	122,074
Retiree Health Care Benefits	235,460
Medicare Prescription Reimbursement	(15,338)
Expected Benefit Cash Payments	$ 220,122